Additional Financial Information (Tables)	12 Months Ended
Jun. 30, 2023
Additional Financial Information [Abstract]
Cash, Cash Equivalents, and Restricted Cash
The following table provides a summary of the amounts recorded as cash and cash equivalents, and restricted cash:

	As of June 30,
	2023	2022
Cash and cash equivalents	$76,089	$58,102
Restricted cash	8,266	4,471

Total cash, cash equivalents and restricted cash	$84,355	$62,573

Prepaid Expenses and Other Current Assets
Prepaid expenses and other current assets consisted of the following:

	As of June 30,
	2023	2022
Prepaid expenses	$58,588	$65,065
Current contract assets (a)	11,254	5,503
Inventory (b)	2,557	2,752
Other	5,163	6,121

Total prepaid expenses and other current assets	$77,562	$79,441

(a)	See Note 4. Revenue Recognition for more information on contract assets.
(b)	Inventory is primarily comprised of food and liquor for venues.

Schedule of Other Assets, Noncurrent
Other
non-current
assets consisted of the following:

	As of June 30,
	2023	2022
Unbilled lease receivable (a)	$67,325	$40,780
Equity investments with readily determinable fair value (b)	31,641	36,421
Deferred costs	4,120	3,692
Other	5,270	2,642

Total other non-current assets	$108,356	$83,535

(a)	Unbilled lease receivable relates to th e amounts recor ded under the Arena License Agreement.
(b)	See Note 7. Equity investments with readily determinable fair value for more information on long-term investments.

Accounts Payable, Accrued and Other Current Liabilities
Accounts payable, accrued and other current liabilities consisted of the following:

	As of June 30,
	2023	2022
Accounts payable	$15,628	$11,241
Accrued payroll and employee related liabilities	64,532	88,501
Cash due to promoters	90,538	78,428
Accrued expenses	44,027	43,791

Total accounts payable, accrued and other current liabilities	$214,725	$221,961

Other Income (Expense), Net
Other income (expense), net includes the following:

	Years Ended June 30,
	2023	2022	2021
Gains from shares sold—DraftKings	$2,608	$—	$(2,327)
Gains from Shares sold—Townsquare	975	—	—
Net unrealized gain (loss) on equity investments with readily determinable fair value	16,050	(49,842)	53,505
Other	(2,244)	809	(556)

Total other income (expense), net	$17,389	$(49,033)	$50,622